Condensed Consolidated Statements of Cash Flows (USD $) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net income	$ 6,394	$ 6,774	$ 3,755	$ 13,168	$ 5,330
Depreciation, depletion and amortization	979	957	748	1,936	1,491
Dividends received	343	250	199	593	249
Equity in results of affiliates, joint ventures and other investments	(406)	(280)	(283)	(686)	(379)
Deferred income taxes	688	(216)	52	472	(436)
Loss on disposal of property, plant and equipment	19	172	48	191	146
Gain on sale of assets available for sale		(1,513)		(1,513)
Discontinued operations, net of tax			6		151
Foreign exchange and indexation gains, net	257	(104)	(20)	153	(79)
Unrealized derivative losses (gains), net	(230)	(212)	223	(442)	466
Unrealized interest (income) expense, net	(41)	7	(13)	(34)	5
Others	(41)	(37)	(17)	(78)	101
Decrease (increase) in assets:
Accounts receivable	(658)	111	(1,608)	(547)	(2,385)
Inventories	(73)	(743)	(130)	(816)	(388)
Recoverable taxes	(79)	(112)	(78)	(191)	(30)
Others	(280)	200	(60)	(80)	65
Increase (decrease) in liabilities:
Suppliers	246	157	385	403	497
Payroll and related charges	204	(356)	127	(152)	(150)
Income taxes	(24)	476	357	452	311
Others	(233)	477	(15)	244	117
Net cash provided by operating activities	7,065	6,008	3,676	13,073	5,082
Cash flows from investing activities:
Short term investments	540	1,253	12	1,793	3,747
Related parties
Loan proceeds					(28)
Repayments			1		1
Others	(34)	(143)	9	(177)	4
Judicial deposits	(159)	(29)	(47)	(188)	(163)
Investments	(26)	(115)	(23)	(141)	(51)
Additions to property, plant and equipment	(3,480)	(2,813)	(2,236)	(6,293)	(4,053)
Proceeds from disposal of investments available for sale		1,081		1,081
Acquisition of subsidiaries, net of cash acquired			(5,234)		(5,234)
Net cash used in investing activities	(3,159)	(766)	(7,518)	(3,925)	(5,777)
Short-term debt
Additions	51	767	225	818	1,857
Repayments	(96)	(760)	(206)	(856)	(1,855)
Related parties
Proceeds		19	5	19	15
Repayments		(1)	(2)	(1)	(3)
Third parties
Proceeds	268	603	469	871	1,528
Repayments	(419)	(1,351)	(133)	(1,770)	(383)
Dividends and interest attributed to Company's stockholders	(2,000)	(1,000)	(1,250)	(3,000)	(1,250)
Dividends and interest attributed to noncontrolling interest	(60)		(58)	(60)	(59)
Net cash used in financing activities	(2,256)	(1,723)	(950)	(3,979)	(150)
Increase (decrease) in cash and cash equivalents	1,650	3,519	(4,792)	5,169	(845)
Effect of exchange rate changes on cash and cash equivalents	306	168	(97)	474	(213)
Cash and cash equivalents, beginning of period	11,271	7,584	11,124	7,584	7,293
Cash and cash equivalents, end of period	13,227	11,271	6,235	13,227	6,235
Cash paid during the period for:
Interest on short-term debt	(1)	(1)		(2)	(1)
Interest on long-term debt	(374)	(337)	(298)	(711)	(541)
Income tax	(1,171)	(965)	(40)	(2,136)	(167)
Non-cash transactions
Interest capitalized	$ 69	$ 33	$ 56	$ 102	$ 102